Federated Hermes High Income Bond Fund, Inc.
Portfolio of Investments
June 30, 2021 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.4%
	Aerospace/Defense—1.4%
$ 175,000	Hawaiian Brand Intellect, Sec. Fac. Bond, 144A, 5.750%, 1/20/2026	$188,101
925,000	TransDigm, Inc., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2029	928,043
2,200,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	2,323,750
975,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	1,011,290
400,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	423,206
600,000	TransDigm, Inc., Sr. Sub., 144A, 4.875%, 5/1/2029	606,450
2,650,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	2,765,937
1,250,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	1,331,375
	TOTAL	9,578,152
	Airlines—0.5%
1,300,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	1,407,250
1,700,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	1,802,000
	TOTAL	3,209,250
	Automotive—5.3%
2,375,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,447,390
325,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	335,619
800,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	849,600
90,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	96,074
775,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	801,629
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	459,563
1,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	1,998,535
875,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	882,656
1,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	1,599,344
1,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	1,943,442
900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	955,937
1,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	1,219,063
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,340,987
1,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	2,157,617
1,125,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	1,240,313
1,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	1,243,437
725,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	762,015
625,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	684,016
1,975,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	2,090,182
1,875,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	1,926,469
4,800,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,238,960
2,875,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	2,985,975
1,725,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	1,767,728
	TOTAL	35,026,551
	Building Materials—2.6%
525,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	538,705
2,775,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	2,840,296
750,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	805,905
2,250,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	2,337,975
1,600,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	1,586,208
150,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	150,999

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 500,000		Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	$524,000
500,000		Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	519,095
325,000		SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	335,215
1,025,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	982,524
550,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	568,813
200,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	209,590
2,850,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,955,094
1,500,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,607,452
1,000,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,038,210
		TOTAL	17,000,081
		Cable Satellite—8.3%
1,725,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,815,623
975,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	1,010,329
1,025,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	1,065,708
900,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	918,000
2,650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	2,762,529
675,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	691,544
1,600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,694,000
1,700,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,785,000
1,875,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,969,031
625,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	683,969
846,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.750%, 2/15/2026	876,376
925,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	1,003,582
575,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	544,088
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	448,553
650,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	654,803
1,350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	1,326,186
650,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	653,998
2,325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,447,388
2,500,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	2,600,000
1,200,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	1,330,632
1,100,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	1,210,511
925,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	994,375
525,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	565,625
1,100,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	1,247,125
2,150,000		DISH DBS Corp., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2029	2,125,662
950,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	972,425
1,150,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	659,812
750,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	445,181
325,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	189,833
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	451,373
925,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	953,906
1,725,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,744,518
1,775,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	1,825,934
900,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	981,855
3,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,582,750
2,725,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	2,734,674
1,175,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,188,653
400,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	403,500
1,600,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	1,722,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 525,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	$516,481
475,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	483,313
2,136,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	2,224,751
1,725,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,809,016
	TOTAL	55,314,612
	Chemicals—2.8%
300,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	315,201
400,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 3.375%, 2/15/2029	392,074
2,150,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	2,227,712
625,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	672,656
1,375,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,404,927
400,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	414,000
1,300,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	1,295,125
2,000,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	2,160,210
600,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	670,212
200,000	INEOS Quattro Finance 2, Sec. Fac. Bond, 144A, 3.375%, 1/15/2026	202,896
3,100,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	3,210,096
1,375,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	1,379,496
500,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	515,230
2,900,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	3,077,625
625,000	WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	663,469
	TOTAL	18,600,929
	Construction Machinery—0.9%
2,200,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	2,167,550
650,000	Terex Corp., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2029	678,437
200,000	United Rentals North America, Inc., 2nd Lien, 3.875%, 11/15/2027	210,396
650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	670,800
950,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,008,662
550,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	603,196
350,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	356,563
600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	622,437
	TOTAL	6,318,041
	Consumer Cyclical Services—2.3%
800,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	849,184
800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	812,088
4,600,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	5,071,500
550,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	553,858
1,175,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,167,721
775,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	814,866
4,004,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	4,442,598
1,550,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	1,493,821
300,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	319,566
	TOTAL	15,525,202
	Consumer Products—1.1%
2,675,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	2,742,959
825,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	834,417
600,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	637,200
1,375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,378,286
700,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	718,725
525,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	507,216

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—continued
$ 300,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	$316,914
	TOTAL	7,135,717
	Diversified Manufacturing—1.3%
263,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	278,254
725,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	736,092
3,500,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	3,678,115
325,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	349,687
1,450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,469,575
450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	486,878
1,200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	1,338,222
	TOTAL	8,336,823
	Finance Companies—2.0%
1,300,000	LD Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	1,302,236
250,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	259,187
1,925,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,081,541
1,050,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	1,163,883
275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	307,519
525,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	568,249
825,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	816,342
1,525,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,538,328
1,175,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	1,235,219
2,625,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,725,971
1,000,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,001,135
	TOTAL	12,999,610
	Food & Beverage—2.4%
425,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	436,709
1,125,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,179,506
1,875,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	1,994,531
1,900,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	2,156,566
1,775,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	2,207,686
825,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 144A, 4.250%, 3/1/2031	938,095
150,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	155,250
300,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	299,880
750,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	763,560
1,775,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,886,896
3,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,142,500
950,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	970,230
	TOTAL	16,131,409
	Gaming—4.3%
1,500,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,597,267
1,050,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,088,062
475,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	493,406
200,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	220,724
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	210,802
425,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	448,375
1,175,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,246,969
1,325,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,475,321
1,775,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	1,799,406
100,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	108,420
175,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	194,982

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 350,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	$356,365
225,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., Sr. Unsecd. Note, 4.625%, 6/15/2025	240,833
479,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	506,624
625,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	665,313
567,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	623,955
450,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	496,800
950,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	1,018,842
725,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	726,813
3,050,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	3,190,757
450,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	473,031
450,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	450,563
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	208,000
150,000	Raptor Acquistion Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	152,285
250,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	274,063
1,125,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	1,271,976
600,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.250%, 3/15/2026	644,238
3,025,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	3,134,868
1,475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	1,503,091
1,110,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	1,129,969
750,000	Twin River Worldwide Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 6/1/2027	800,190
100,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	102,300
850,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	885,249
1,125,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	1,197,562
	TOTAL	28,937,421
	Health Care—6.5%
200,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	209,142
175,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	187,170
675,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	685,172
350,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	355,250
1,975,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	2,087,614
325,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	329,930
325,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	338,546
300,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	310,596
450,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	457,313
2,100,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	2,203,708
300,000	CHS/Community Health Systems, Inc., 1st Lien, 144A, 8.000%, 12/15/2027	334,157
525,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	561,128
175,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	187,482
350,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	370,559
825,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	889,981
1,225,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,261,101
3,075,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	3,169,556
1,900,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	2,025,390
1,750,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	1,976,187
1,150,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	1,324,800
1,325,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,571,781
125,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	151,312
1,225,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 5/1/2023	1,332,739
1,525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,582,462
600,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	630,276

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 675,000		LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	$721,049
500,000		LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	506,750
200,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	195,283
2,225,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	2,401,276
1,325,000		MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	1,406,812
3,475,000		MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	3,496,667
1,800,000		Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	1,715,634
375,000		Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	400,682
750,000		Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	760,313
100,000		Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	103,072
775,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	804,799
600,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	630,021
550,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	574,750
175,000		Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	189,243
1,125,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	1,144,221
700,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	764,750
2,125,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	2,270,541
450,000		Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	477,477
		TOTAL	43,096,692
		Health Insurance—1.2%
300,000		Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	308,559
2,025,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	2,118,656
675,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	706,317
575,000		Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	601,838
1,650,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	1,740,750
1,800,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,981,836
275,000		Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2030	286,719
		TOTAL	7,744,675
		Independent Energy—5.4%
950,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	973,484
175,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	178,829
100,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	111,130
250,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	284,688
250,000		Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	270,711
500,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	542,197
350,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	350,438
700,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	734,737
200,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	220,400
300,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	415,759
750,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	762,765
425,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	420,512
475,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	455,449
850,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	848,572
1,050,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,075,242
625,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	17,969
150,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	158,670
175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	189,656
300,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	306,375
1,875,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	1,999,650
775,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	859,545

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,225,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	$1,468,469
250,000		Crownrock LP/Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	262,901
2,150,000		Crownrock LP/Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	2,231,367
150,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	156,316
600,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	640,602
600,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	643,809
300,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	321,750
275,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	306,996
325,000		EQT Corp., Sr. Unsecd. Note, 7.625%, 2/1/2025	379,532
175,000		EQT Corp., Sr. Unsecd. Note, 8.500%, 2/1/2030	228,244
600,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.125%, 5/15/2026	615,663
350,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	365,771
250,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	260,995
1,125,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	1,151,719
325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	328,372
275,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	281,959
1,050,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	1,074,937
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	466,252
1,325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	1,268,025
800,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	769,084
725,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	807,487
1,100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	1,316,601
975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	1,171,219
675,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	809,176
1,400,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	1,874,173
625,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	641,166
850,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	889,040
275,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	284,969
281,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	291,561
550,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 8.250%, 1/15/2029	620,821
625,000		Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	690,156
250,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	247,813
325,000		SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	334,344
50,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	51,475
425,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	432,969
450,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	488,810
450,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	509,107
650,000	[1,2,3]	Ultra Resources, Inc., Sr. Unsecd. Note, Escrow Security, 0.000%, 4/15/2025	0
		TOTAL	35,860,428
		Industrial - Other—0.8%
275,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	281,197
200,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/1/2029	204,750
475,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	513,525
200,000		Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	202,250
1,700,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	1,731,875
1,025,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	1,114,370
1,325,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	1,397,875
		TOTAL	5,445,842
		Insurance - P&C—4.5%
3,025,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	3,182,996

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—continued
$3,500,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	$3,719,275
1,455,130	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	1,600,054
250,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	250,500
2,550,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,613,329
1,625,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	1,662,716
950,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	1,015,070
7,175,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	7,458,915
4,625,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	4,882,751
3,525,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	3,579,691
	TOTAL	29,965,297
	Leisure—0.3%
1,900,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	1,965,151
200,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	215,805
	TOTAL	2,180,956
	Lodging—0.5%
950,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	939,398
300,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	303,396
75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	79,164
325,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	352,515
625,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	668,437
750,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	780,937
	TOTAL	3,123,847
	Media Entertainment—7.4%
1,075,000	AMC Networks, Inc., Sec. Fac. Bond, 4.250%, 2/15/2029	1,085,750
1,325,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	1,363,942
530,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	538,257
1,550,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	1,617,766
1,375,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	1,430,014
1,377,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	1,442,483
1,225,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	794,780
1,850,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	911,125
150,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	162,677
375,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	374,168
2,325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,403,469
369,700	iHeartCommunications, Inc., 6.375%, 5/1/2026	394,008
400,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	412,914
625,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	654,625
3,837,269	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	4,115,509
475,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	501,956
350,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2031	342,825
1,525,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,554,737
250,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	260,468
1,350,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,423,730
1,800,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	1,851,750
2,475,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,626,594
300,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	301,215
350,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	351,313
500,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	515,825
550,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	581,573
1,350,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	1,472,814

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 900,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	$907,425
450,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	457,650
375,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	372,566
1,125,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	1,122,857
1,300,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	1,347,801
625,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	628,594
1,200,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,225,224
2,125,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	2,201,500
1,825,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	1,895,719
225,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	239,906
1,850,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,941,001
3,675,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	3,983,020
500,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	535,625
925,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	934,074
1,475,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	1,594,866
325,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	329,054
	TOTAL	49,203,169
	Metals & Mining—1.4%
1,450,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	1,527,604
1,825,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	1,918,604
1,225,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	1,216,829
675,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	705,375
625,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	660,938
1,000,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	1,096,365
400,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	423,646
650,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	719,729
725,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	876,641
	TOTAL	9,145,731
	Midstream—7.5%
150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	165,067
625,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	698,816
2,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,325,867
1,675,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,748,290
1,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,538,491
2,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,607,858
550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	616,495
500,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	520,000
1,925,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.000%, 3/1/2031	2,014,031
525,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	565,031
850,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	897,813
2,350,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	2,468,087
725,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	741,704
575,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	585,734
1,375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	1,418,574
1,575,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	1,760,724
1,225,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,326,161
1,225,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	1,313,353
675,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	735,632
1,175,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,234,061
750,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	768,375

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$2,000,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	$2,148,440
575,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	625,025
925,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	985,990
650,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	684,125
325,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	344,906
2,500,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	2,631,000
300,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	307,500
725,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.500%, 8/15/2022	719,280
1,250,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	1,151,731
300,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	310,155
1,900,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,006,875
1,650,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	1,723,128
725,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	763,472
400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	434,744
275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/15/2032	283,250
550,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.875%, 2/1/2031	596,126
1,400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,541,428
675,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	693,093
450,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	457,893
625,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	669,566
350,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	374,663
2,950,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	3,153,889
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	514,104
225,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	245,840
225,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.300%, 2/1/2030	252,646
	TOTAL	49,669,033
	Oil Field Services—1.7%
1,375,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	1,438,126
2,525,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,688,393
1,100,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	1,080,216
550,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	529,100
425,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	438,281
600,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	619,221
825,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	657,975
1,675,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,792,719
2,075,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	2,178,605
	TOTAL	11,422,636
	Packaging—5.2%
3,100,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	3,261,448
1,025,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,018,594
1,350,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	1,378,795
1,275,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,302,196
1,425,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,473,771
1,200,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	1,179,444
775,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	821,043
900,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	952,956
1,300,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	1,314,625
2,500,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	2,455,000
1,075,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	1,116,930
4,000,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	4,075,100

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$2,425,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	$2,530,475
1,050,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	1,119,888
1,025,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.875%, 8/15/2023	1,106,611
1,100,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	1,223,062
300,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	326,850
1,725,000		Reynolds Group Issuer, Inc. / LLC / LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	1,715,205
450,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	480,175
300,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	336,573
1,725,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	1,775,128
1,050,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	1,101,786
425,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	447,079
2,125,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	2,315,740
		TOTAL	34,828,474
		Paper—0.5%
2,300,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,458,321
300,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	303,333
275,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	272,786
400,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	433,576
		TOTAL	3,468,016
		Pharmaceuticals—3.9%
350,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	358,663
650,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	667,713
425,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	452,393
1,125,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	1,068,930
725,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	676,983
700,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	651,875
725,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	678,818
3,271,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	3,356,864
975,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	965,542
1,575,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,613,910
1,475,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	1,606,850
1,475,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	1,583,486
575,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	626,146
850,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Term Loan - 2nd Lien, 144A, 9.500%, 7/31/2027	868,075
1,792,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	1,210,765
575,000		Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	564,219
925,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	973,100
725,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	787,292
1,250,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	1,297,562
3,550,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	2,482,888
2,350,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	1,654,776
350,000		Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	357,368
375,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	386,794
800,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	793,000
		TOTAL	25,684,012
		Restaurant—1.4%
375,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 3.500%, 2/15/2029	370,781
375,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	380,156
5,025,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 2nd Lien, 144A, 4.000%, 10/15/2030	4,867,969
925,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	939,014

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Restaurant—continued
$ 181,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	$183,104
275,000		Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	273,969
1,825,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,921,205
350,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	379,370
		TOTAL	9,315,568
		Retailers—0.4%
675,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	723,826
175,000		Levi Strauss & Co., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2031	174,519
975,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	1,042,031
540,158	[4]	Party City Holdings, Inc., 144A, 5.750% (6-month USLIBOR 0.750% Floor +5.000%), 7/15/2025	513,825
300,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	318,315
175,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	184,632
		TOTAL	2,957,148
		Supermarkets—0.6%
464,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	475,953
525,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	533,991
2,075,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	2,054,250
575,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	620,275
575,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	632,822
		TOTAL	4,317,291
		Technology—7.3%
925,000		AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	999,763
1,600,000		Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	1,686,000
825,000		Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	821,890
575,000		Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	609,023
350,000		BY Crown Parent LLC/BY Bond Finance, Inc., 144A, 4.250%, 1/31/2026	367,325
1,500,000		Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	1,601,865
775,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	786,199
275,000		Clarivate Science Holdings Corp., Sec. Fac. Bond, 144A, 3.875%, 6/30/2028	277,849
550,000		Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	565,125
3,325,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	3,418,366
250,000		Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	277,984
425,000		Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	425,000
400,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	409,744
175,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	185,051
900,000		Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	883,692
2,850,000		JDA Escrow LLC/JDA Bond Finance, Inc., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2024	2,907,057
1,450,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,503,722
450,000		Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	472,574
1,400,000		NCR Corp., 144A, 5.125%, 4/15/2029	1,445,500
1,050,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	1,087,338
1,375,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	1,428,322
175,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	185,522
300,000		NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	327,423
175,000		NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	191,713
1,000,000		Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	1,044,645
500,000		ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	515,793
275,000		Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	279,345
600,000		Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	612,630
375,000		PTC, Inc., Sr. Unsecd. Note, 144A, 4.000%, 2/15/2028	388,693

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 100,000	PTC, Inc., Sr. Unsub., 144A, 3.625%, 2/15/2025	$103,326
800,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	873,152
375,000	Qorvo, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/1/2031	391,950
1,425,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	1,380,682
1,100,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	1,128,875
2,025,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,012,161
250,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	263,081
1,200,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	1,164,336
900,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	870,899
250,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	254,083
525,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	553,999
125,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	123,760
2,650,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,814,631
450,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	478,573
2,010,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	2,226,738
450,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	452,813
4,800,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	4,881,024
550,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	554,021
2,075,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	2,166,362
	TOTAL	48,399,619
	Transportation Services—0.4%
1,050,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	1,095,937
1,675,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	1,797,141
	TOTAL	2,893,078
	Utility - Electric—2.7%
1,075,000	Calpine Corp., 144A, 4.500%, 2/15/2028	1,097,844
202,000	Calpine Corp., 144A, 5.250%, 6/1/2026	208,356
800,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	762,940
325,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	320,432
350,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	348,950
1,175,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	1,197,225
3,075,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	3,219,525
850,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	880,999
975,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	1,013,239
200,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	196,402
225,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	221,389
750,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	798,833
575,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	614,114
425,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	441,023
225,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	231,220
900,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	923,553
1,725,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,831,588
425,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 4.375%, 5/1/2029	427,656
1,050,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	1,079,274
700,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	723,909
1,700,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,765,875
	TOTAL	18,304,346
	Wireless Communications—1.6%
1,605,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	1,671,094
375,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	481,406

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$ 475,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	$548,625
1,925,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	2,289,556
1,675,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	1,689,656
600,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	613,236
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	375,375
425,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	453,025
1,650,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 2.250%, 2/15/2026	1,664,438
525,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	543,072
		TOTAL	10,329,483
		TOTAL CORPORATE BONDS (IDENTIFIED COST $617,225,539)	641,469,139
		COMMON STOCKS—0.6%
		Chemicals—0.0%
21,769	[2]	Hexion Holdings Corp.	402,727
		Independent Energy—0.2%
12,584		Oasis Petroleum, Inc.	1,265,321
		Media Entertainment—0.1%
25,586	[2]	iHeartMedia, Inc.	689,031
		Oil Field Services—0.3%
47,826	[2,3]	Superior Energy Services, Inc.	1,889,127
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,508,653)	4,246,206
		FLOATING RATE LOANS—0.3%
		Health Care—0.2%
$1,371,143	[4]	Envision Healthcare Corp., PIK Term Loan - 1st Lien, Series B, 5.500% (1-month USLIBOR 1.000% Floor +4.500%), 10/10/2025	1,105,052
		Independent Energy—0.1%
625,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	692,187
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $2,966,446)	1,797,239
		WARRANTS—0.1%
		Independent Energy—0.1%
3,260	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	77,686
9,007	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	242,108
		TOTAL WARRANTS (IDENTIFIED COST $1,181,330)	319,794
		INVESTMENT COMPANY—1.5%
9,941,685		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[5] (IDENTIFIED COST $9,949,263)	9,945,662
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $634,831,231)	657,778,040
		OTHER ASSETS AND LIABILITIES - NET—1.1%[6]	7,406,575
		TOTAL NET ASSETS—100%	$665,184,615

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2021	$16,452,501
Purchases at Cost	$33,963,743
Proceeds from Sales	$(40,472,629)
Change in Unrealized Appreciation/Depreciation	$2,414
Net Realized Gain/(Loss)	$(367)
Value as of 6/30/2021	$9,945,662
Shares Held as of 6/30/2021	9,941,685
Dividend Income	$1,422

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations may not be available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$641,469,139	$0	$641,469,139
Floating Rate Loans	—	1,797,239	—	1,797,239
Warrants	319,794	—	—	319,794
Equity Securities:
Common Stocks
Domestic	2,357,079	—	1,889,127	4,246,206
Investment Company	9,945,662	—	—	9,945,662
TOTAL SECURITIES	$12,622,535	$643,266,378	$1,889,127	$657,778,040

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PIK	—Payment in Kind